Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
6. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities is comprised of the following (in thousands):

	December 31,
	2024	2023
Accrued compensation and related expenses	$3,585	$2,856
Accrued research and development expenses	2,787	3,214
Accrued professional fees and other expenses	1,478	2,071

Total accrued expenses and other current liabilities	$7,850	$8,141